Needham Growth Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Fair Value
Common Stocks (97.8%)
Aerospace & Defense (1.8%)
Parsons Corp. (a)	77,500	$2,999,250
Biotechnology (1.8%)
G1 Therapeutics, Inc. (a)	80,000	608,000
Gilead Sciences, Inc.	41,000	2,437,450
		3,045,450
Capital Markets (0.4%)
Coinbase Global, Inc. - Class A (a)	3,500	664,510
Chemicals (7.5%)
Aspen Aerogels, Inc. (a)	367,000	12,654,160
Commercial Services & Supplies (1.6%)
ACV Auctions, Inc. - Class A (a)	100,000	1,481,000
Clean Harbors, Inc. (a)	10,700	1,194,548
		2,675,548
Communications Equipment (5.7%)
ADTRAN, Inc.	130,000	2,398,500
Cambium Networks Corp. (a)	88,850	2,100,414
KVH Industries, Inc. (a)	500,000	4,550,000
ViaSat, Inc. (a)(c)	12,500	610,000
		9,658,914
Diversified Consumer Services (0.1%)
Bright Horizons Family Solutions, Inc. (a)	1,500	199,035
Diversified Telecommunication Services (0.1%)
IHS Holding, Ltd. (a)	11,572	128,218
Electrical Equipment (3.1%)
Vicor Corp. (a)	73,500	5,185,425
Electronic Equipment, Instruments & Components (3.6%)
Arlo Technologies, Inc. (a)	40,000	354,400
Corning, Inc.	32,500	1,199,575
FARO Technologies, Inc. (a)	7,500	389,400
II-VI, Inc. (a)	30,000	2,174,700
Vishay Intertechnology, Inc.	66,050	1,294,580
Vishay Precision Group, Inc. (a)	20,400	655,860
		6,068,515
Entertainment (0.1%)
World Wrestling Entertainment, Inc. - Class A	3,500	218,540
Health Care Equipment & Supplies (5.5%)
Becton Dickinson & Co.	19,000	5,054,000
CryoPort, Inc. (a)	42,500	1,483,675
Medtronic PLC (Ireland)	20,000	2,219,000
ViewRay, Inc. (a)	144,780	567,538
		9,324,213
Health Care Providers & Services (2.2%)
Laboratory Corp. of America Holdings (a)	11,250	2,966,175
Quest Diagnostics, Inc.	5,500	752,730
		3,718,905

Hotels, Restaurants & Leisure (0.8%)
Vacasa, Inc. - Class A (a)	161,950	1,339,326
Industrial Conglomerates (0.3%)
Honeywell International, Inc.	2,500	486,450
Interactive Media & Services (0.4%)
Alphabet, Inc. - Class A (a)	250	695,337
IT Services (3.1%)
Akamai Technologies, Inc. (a)(c)	33,500	3,999,565
BigCommerce Holdings, Inc. (a)	60,000	1,314,600
		5,314,165
Life Sciences Tools & Services (7.2%)
Bruker Corp.	5,000	321,500
Fluidigm Corp. (a)	40,000	143,600
Thermo Fisher Scientific, Inc.	20,000	11,813,000
		12,278,100
Media (2.9%)
Comcast Corp. - Class A	104,000	4,869,280
Oil, Gas & Consumable Fuels (0.6%)
Chevron Corp.	5,000	814,150
Navigator Holdings, Ltd. (a)	20,000	244,200
		1,058,350
Equity Real Estate Investment Trusts (REITs) (0.4%)
American Tower Corp.	2,500	628,050
Semiconductors & Semiconductor Equipment (33.3%) (d)
Allegro MicroSystems, Inc. (a)	15,000	426,000
Analog Devices, Inc.	10,000	1,651,800
Applied Materials, Inc.	9,000	1,186,200
ASML Holding NV - ADR	1,500	1,001,895
AXT, Inc. (a)	400,000	2,808,000
Entegris, Inc.	101,000	13,257,260
FormFactor, Inc. (a)	127,500	5,358,825
Lam Research Corp.	2,500	1,344,025
Marvell Technology, Inc.	12,500	896,375
MKS Instruments, Inc.	25,000	3,750,000
NeoPhotonics Corp. (a)	62,500	950,625
Nova, Ltd. (a)	47,500	5,171,800
PDF Solutions, Inc. (a)	407,600	11,359,812
Photronics, Inc. (a)	107,850	1,830,214
SiTime Corp. (a)	12,500	3,097,750
SkyWater Technology, Inc. (a)	22,850	247,466
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan) - ADR	9,000	938,340
Teradyne, Inc.	2,500	295,575
Veeco Instruments, Inc. (a)	35,000	951,650
		56,523,612
Software (7.2%)
The Trade Desk, Inc. - Class A (a)	47,500	3,289,375
Alteryx, Inc. - Class A (a)	35,000	2,503,550
Appian Corp. (a)	2,500	152,050
ChannelAdvisor Corp. (a)	35,000	579,950
Copperleaf Technologies, Inc. (a)	13,600	176,017
Coupa Software, Inc. (a)	2,500	254,075
Datadog, Inc. - Class A (a)	1,500	227,205
Duck Creek Technologies, Inc. (a)	10,000	221,200
Q2 Holdings, Inc. (a)	16,500	1,017,225
Sumo Logic, Inc. (a)	50,000	583,500
Telos Corp. (a)	300,000	2,991,000
WANdisco PLC (a)	75,000	292,615
		12,287,762

Specialty Retail (4.0%)
CarMax, Inc. (a)	70,000	6,753,600
Technology Hardware, Storage & Peripherals (3.8%)
Apple, Inc.	10,500	1,833,405
Intevac, Inc. (a)	273,600	1,463,760
Super Micro Computer, Inc. (a)	80,000	3,045,600
Western Digital Corp. (a)	2,500	124,125
		6,466,890
Textiles, Apparel & Luxury Goods (0.2%)
Allbirds, Inc. - Class A (a)	62,500	375,625
Trading Companies & Distributors (0.2%)
Air Lease Corp.	7,500	334,875
Total Common Stocks
(Cost $70,669,378)		$165,952,105

Short-Term Investments (2.4%)
Money Market Fund (2.4%)
Dreyfus Treasury Securities Cash Management - Institutional Class, 0.11% (b)
Total Short-Term Investments
(Cost $4,082,309)	4,082,309	4,082,309

Total Investments (100.2%)
(Cost $74,751,687)		170,034,414
Liabilities in Excess of Other Assets (-0.2%)		(288,856)
Net Assets (100.0%)		$169,745,558

	Percentages are stated as a percent of net assets.
	Industry classifications may be different than those used for compliance monitoring purposes.
(a)	Non-income producing security.
(b)	Rate shown is the seven-day yield as of March 31, 2022.
(c)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total market value of $1,261,425.
(d)	As of March 31, 2022, the Fund had a significant portion of its assets invested in the Semiconductors & Semiconductor Equipment industry.
ADR	American Depositary Receipt
	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC (“S&P”).

	Distribution of investments by country or territory of incorporation, as a percentage of Total Investments, is as follows (Unaudited):
	Country	Long
	United States^	92.8%
	Israel	3.0%
	Cayman Islands	1.3%
	Ireland	1.3%
	Netherlands	0.6%
	Taiwan	0.6%
	Jersey	0.2%
	Canada	0.1%
	Marshall Islands	0.1%
	Total	100.0%

^	United States allocation includes Short-Term Investment-Money Market Fund of 2.4%